Consolidated Statements Of Financial Position (Parenthetical) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Class A ordinary shares [Member]
Disclosure of classes of share capital [line items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorised	8,000,000,000	0
Common stock shares issued	41,084,851	0
Common stock shares outstanding	41,084,851	0
Class B ordinary shares [Member]
Disclosure of classes of share capital [line items]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorised	2,000,000,000	0
Common stock shares issued	204,526,628	0
Common stock shares outstanding	204,526,628	0